Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense were as follows:

	March 31, 2025	March 31, 2024
Operating lease cost	$245,886	$226,489

Weighted Average Remaining Lease Term (Months)
Operating leases	12	17

Weighted Average Discount Rate
Operating leases	4.43%	4.75%

Operating leases Right-of-use assets	$140,556	$341,895
Operating Lease liabilities	$132,250	$333,258

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Twelve months ending March 31,
2026	$119,861
2027	14,588
2028	-
Total Lease Payments	134,449
Less Imputed Interest	2,199
Total	$132,250